Offerings	Apr. 09, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred shares, no par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering: 10
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	(1) Pursuant to Instruction 2.A(iii)(b) of Item 9(b) of Form F-3, this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price up to $250,000,000. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In addition, the total amount to be registered and the proposed maximum offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. (2) Subscription receipts may be offered separately or together with other securities. (3) The warrants covered by this registration statement may be warrants for common shares, preferred shares, depositary shares or debt securities. The registrant may offer warrants separately or together with one or more additional warrants, common shares, preferred shares, depositary shares, or debt securities, or any combination of those securities in the form of units. (4) The rights may be issued independently or together with any other security and may or may not be transferable. (5) Each depositary share will be issued under a deposit agreement, will represent an interest in fractional preferred shares and will be evidenced by a depositary receipt. (6) The stock purchase contracts consist of contracts obligating holders to purchase from us, and obligating us to sell to the holders, a specified number of common shares or other securities at a future date or dates. The stock purchase contracts may be issued separately or as a part of stock purchase units consisting of a purchase contract and either common shares, preferred shares, the registrant's debt securities or debt obligations of third parties, including U.S. Treasury securities, any other security described in the applicable prospectus supplement, or any combination of the foregoing, securing the holder's obligations to purchase the securities under the share purchase contracts. (7) Units may be issued under a unit agreement and will represent an interest in one or more securities registered under this registration statement including common shares, preferred shares, debt securities or warrants, in any combination, which may or may not be separable from one another. (8) The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.